Share-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2026
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Summary of Compensation Expenses Recognized for Share-based Compensation Granted

Compensation expenses recognized for share-based compensation granted by the Company were as follows:

	For the six months ended June 30,
	2025	2026
	US$	US$
Cost of revenues	15,689	(11,100)
Selling and marketing expenses	179,907	21,165
Research and development expenses	223,152	76,570
General and administrative expenses	2,424,953	654,871
Total	2,843,701	741,506

2023 Share Incentive Plan II
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Summary of Restricted Shares Units Granted

The following table summarizes activities of the Company’s restricted shares units granted under the 2023 Plan II:

	Number of ADS Outstanding (a)	Weighted Average Grant Date Fair Value (Per ADS) (a)
		US$
Unvested as of December 31, 2025	58,228	32.40
Vested	(12,281)	40.80
Forfeited	(4,343)	33.00
Unvested as of June 30, 2026	41,604	29.80
(a)
The number of restricted share units (expressed in ADSs) and the related weighted-average grant date fair value per ADS presented in the tables above have been retrospectively adjusted for all periods presented to reflect the change in the ADS ratio from one ADS representing 40 Class A ordinary shares to one ADS representing 800 Class A ordinary shares, which had the same effect as a one-for-twenty (20) reverse ADS split and became effective on August 21, 2026 (see Note 18).

2026 Share Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Summary of Restricted Shares Units Granted

The following table summarizes activities of the Company’s restricted shares units granted under the 2026 Plan:

	Number of ADS Outstanding (a)	Weighted Average Grant Date Fair Value (Per ADS) (a)
		US$
Unvested as of December 31, 2025	—	—
Granted	22,808	21.00
Vested	(20,808)	20.20
Unvested as of June 30, 2026	2,000	28.20

(a)
The number of restricted share units (expressed in ADSs) and the related weighted-average grant date fair value per ADS presented in the tables above have been retrospectively adjusted for all periods presented to reflect the change in the ADS ratio from one ADS representing 40 Class A ordinary shares to one ADS representing 800 Class A ordinary shares, which had the same effect as a one-for-twenty (20) reverse ADS split and became effective on August 21, 2026 (see Note 18).